Related Parties - Schedule of Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Pangaea XXIIA [Member]
Schedule of Related Parties [Line Items]
Nature of relationship	Largest shareholder of the Company
THRI [Member]
Schedule of Related Parties [Line Items]
Nature of relationship	Shareholder of the Company
Cartesian [Member]
Schedule of Related Parties [Line Items]
Nature of relationship	Ultimate controlling party of Pangaea XXIIA
Holdings IV [Member]
Schedule of Related Parties [Line Items]
Nature of relationship	Entity controlled by Cartesian
Pangaea Data Tech (Shanghai) Co., Ltd. (“DataCo”) [Member]
Schedule of Related Parties [Line Items]
Nature of relationship	Entity controlled by Cartesian
RBI [Member]
Schedule of Related Parties [Line Items]
Nature of relationship	Ultimate controlling party of THRI
TDL [Member]
Schedule of Related Parties [Line Items]
Nature of relationship	Entity controlled by THRI
PLK [Member
Schedule of Related Parties [Line Items]
Nature of relationship	Entity controlled by THRI subsequent to June 28, 2024
Bobipai (Shanghai) Catering Management Co., Ltd. (“Bobipai Shanghai”) [Member]
Schedule of Related Parties [Line Items]
Nature of relationship	Entity controlled by THRI subsequent to June 28, 2024